CONSOLIDATED STATEMENT OF OPERATIONS	9 Months Ended
Dec. 31, 2019 USD ($) $ / shares shares
General and administrative expenses	$ 1,857,305
Loss from operations	(1,857,305)
Other income - interest on Trust Account	5,111,208
Income before provision for income tax	3,253,903
Provision for income tax	944,494
Net income	$ 2,309,409
Class A ordinary shares
Weighted average number of ordinary shares outstanding | shares	40,000,000
Net income per ordinary share, basic and diluted | $ / shares	$ 0.09
Class B ordinary shares
Weighted average number of ordinary shares outstanding | shares	10,010,045
Net income per ordinary share, basic and diluted | $ / shares	$ (0.15)